Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees                                                                                          abrdn Funds:

In planning and performing our audits of the financial statements of the funds listed in Appendix A, nineteen of the funds comprising abrdn Funds (each, a Fund and collectively, the Funds), as of and for the year ended October 31, 2022, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). However, we noted the following matter involving internal control over financial reporting and its operation that we consider to be a material weakness as defined above. This condition was considered in determining the nature, timing, and extent of the procedures to be performed in our audits of the financial statements of the Funds for the year ended October 31, 2022, and this report does not affect our report thereon dated December 29, 2022.

abrdn Global Equity Impact Fund and abrdn International Sustainable Leaders Fund did not design, implement and operate effective financial reporting controls to ensure the liability to the Internal Revenue Service on behalf of shareholders related to Article 63 EU Tax Reclaims was measured consistent with the terms of the agreement governing such liability.

This report is intended solely for the information and use of the management and the Board of Trustees of the Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ KPMG LLP

Philadelphia, Pennsylvania

December 29, 2022

Appendix A

abrdn China A Share Equity Fund (formerly, Aberdeen China A Share Equity Fund)

abrdn Dynamic Dividend Fund (formerly, Aberdeen Dynamic Dividend Fund)

abrdn Emerging Markets Debt Fund (formerly, Aberdeen Emerging Markets Debt Fund)

abrdn Emerging Markets ex-China Fund (formerly, Aberdeen Global Equity Fund)

abrdn Emerging Markets Fund (formerly, Aberdeen Emerging Markets Fund)

abrdn Emerging Markets Sustainable Leaders Fund (formerly, Aberdeen International Equity Fund)

abrdn Global Absolute Return Strategies Fund (formerly, Aberdeen Global Absolute Return Strategies Fund)

abrdn Global Equity Impact Fund (formerly, Aberdeen Global Equity Impact Fund)

abrdn Global High Income Fund (formerly, Aberdeen Global High Income Fund)

abrdn Global Infrastructure Fund (formerly, Aberdeen Global Infrastructure Fund)

abrdn Intermediate Municipal Income Fund (formerly, Aberdeen Intermediate Municipal Income Fund)

abrdn International Small Cap Fund (formerly, Aberdeen International Small Cap Fund)

abrdn International Sustainable Leaders Fund (formerly, Aberdeen International Sustainable Leaders Fund)

abrdn Realty Income & Growth Fund (formerly, Aberdeen Realty Income & Growth Fund)

abrdn Short Duration High Yield Municipal Fund (formerly, Aberdeen Short Duration High Yield Municipal Fund)

abrdn Ultra Short Municipal Income Fund (formerly, Aberdeen Ultra Short Municipal Income Fund)

abrdn U.S. Small Cap Equity Fund (formerly, Aberdeen U.S. Small Cap Equity Fund)

abrdn U.S. Sustainable Leaders Fund (formerly, Aberdeen U.S. Sustainable Leaders Fund)

abrdn U.S. Sustainable Leaders Smaller Companies Fund (formerly, Aberdeen U.S. Sustainable Leaders Smaller Companies Fund)